Property and Equipment - Gaming and Lottery Machinery and Equipment Summary (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total gaming and lottery machinery and equipment, net	$ 794.0	$ 1,012.8
Gaming equipment
Property, Plant and Equipment [Line Items]
Gaming and lottery machinery and equipment	770.8	799.9
Less: accumulated depreciation	(274.0)	(279.1)
Total gaming and lottery machinery and equipment, net	496.8	520.8
Lottery machinery and equipment
Property, Plant and Equipment [Line Items]
Gaming and lottery machinery and equipment	313.8	311.7
Less: accumulated depreciation	(238.3)	(207.4)
Total gaming and lottery machinery and equipment, net	75.5	104.3
Gaming and lottery machinery and equipment
Property, Plant and Equipment [Line Items]
Total gaming and lottery machinery and equipment, net	$ 572.3	$ 625.1